Schedule of right-of-use assets and lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets, balance at ending	R$ 419,074	R$ 274,275
Lease liabilities, balance at beginning	447,703	284,515
Right-of-use assets, additions	62,689	64,743
Lease liabilities, additions	62,689	64,743
Right-of-use assets, remeasurement	95,962	34,161
Lease liabilities, remeasurement	95,962	34,161
Right-of-use assets, business combinations	139,514	76,855
Lease liabilities, business combinations	139,514	76,855
Right-of-use assets, depreciation expense	(43,237)	(29,386)
Lease liabilities, depreciation expense
Right-of-use assets, interest expense
Lease liabilities, interest expense	67,212	44,458	R$ 31,469
Right-of-use assets, payments of lease liabilities
Lease liabilities, payments of lease liabilities	(87,751)	(55,455)
Right-of-use assets, disposals	(10,316)	(1,574)
Lease liabilities, disposals	(11,244)	(1,574)
Lease liabilities, balance at beginning	447,703
Right-of-use assets, balance at ending	663,686	419,074	R$ 274,275
Lease liabilities, balance at ending	714,085
Right-of-use assets, current
Lease liabilities, current	24,955	61,976
Right-of-use assets, non-current	663,686	419,074
Lease liabilities, non-current	R$ 689,130	R$ 385,727